NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION : Schedule of financial income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of other payables and accrued expenses [Abstract]
Interest income	$ 49	$ 25
Income (expense) from revaluation of deposits	(24)	24
Financial Income	$ 25	$ 49